SHARE CAPITAL AND OTHER RESERVES - Warrants (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE CAPITAL AND OTHER RESERVES
Number of warrants, Outstanding, Beginning balance	100,000	100,000
Warrant reserve, Beginning balance	$ 63,228	$ 59,702
Number of warrants, Value assigned to warrants vested - consultants	0	0
Warrant reserve, Value assigned to warrants vested - consultants	$ 0	$ 3,525
Number of warrants, Outstanding, Ending balance	100,000	100,000
Warrant reserve, Ending balance	$ 63,228	$ 63,227
Weighted average exercise price of outstanding warrants	$ 0.81	$ 0.81
Weighted average remaining life of outstanding warrants	4 months 2 days	1 year 4 months 2 days